MEZZANINE (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2021	Mar. 31, 2021	Mar. 02, 2016	Sep. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Preferred stock, shares authorized									20,000,000
Preferred stock, par value					$ 0.001		$ 0.001		$ 0.001
Face value of shares
Stated face value							40,971	$ 231,875	$ 365,424	$ 402,516
Conversion of shares								14,733,333	14,733,333	27,449,011
Accrued interest						$ 13,125		$ 13,125		$ 34,505
Stated face value									$ 0.008
Principal amount					$ 38,750	218,750	38,750	218,750	$ 345,000	368,011
Gain losses on extinguishment of debt						$ 6,034		6,034	6,034	(16,490,508)
Derivative liabilities					147,307		147,307		$ 1,233,679	5,925,214
Convertible Promissory Notes [Member]
Beneficial ownership maximum percentage									4.99%		4.99%
Common Stock [Member]
Face value of shares
Conversion of shares								162,860,569	331,612,439	143,045,532
Accrued interest					2,221		$ 2,221
Number of shares issued							129,616,384
Series B Preferred Stock [Member]
Face value of shares			$ 3,000,000
Stated face value			$ 100
Share issued price per share			$ 0.0015
Fixed conversion price			$ 0.0015
Shares converted			221					221	221	593
Conversion of shares, value							$ 22,100		$ 22,100	$ 59,300
Temporary equity, value					$ 1,424,100		$ 1,424,100		$ 1,424,100	1,446,200
Redemption of shares					1,615,362		1,615,362		1,615,362
Accrued interest					$ 264,530		$ 264,530		$ 264,530
Surplus of each preferred stock					$ 100		$ 100		100
Series B Preferred Stock [Member] | Common Stock [Member]
Conversion of shares, value			$ 22,100						$ 22,100	$ 59,300
Conversion of shares			14,733,333						14,733,333	39,533,334
Series B Preferred Stock [Member] | Preferred Stock [Member]
Temporary equity, shares outstanding					14,241	14,241	14,241	14,241	14,241	14,462		15,055
Series B Preferred Stock [Member] | Secretary [Member]
Preferred stock, shares authorized			30,000
Preferred stock, par value			$ 0.001
Series E Preferred Stock [Member]
Preferred stock, shares authorized	45,000
Preferred stock, par value	$ 0.001
Share issued price per share	0.0015
Fixed conversion price	0.0015
Temporary equity, value					$ 4,422,000		$ 4,422,000		$ 4,060,000	$ 3,540,000
Surplus of each preferred stock					$ 100		$ 100		100
Stated face value	100
Independent valuation firm amount									23,393,601
Gain losses on extinguishment of debt									16,490,508
Derivative liabilities									3,413,097
Series E Preferred Stock [Member] | Preferred Stock [Member]
Face value of shares
Temporary equity, shares outstanding					44,220	37,550	44,220	37,550	40,600	35,400
Temporary equity aggregate amount of redemption requirement									$ 4,060,000	$ 3,540,000
Series E Preferred Stock [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Share issued price per share	$ 100
Redemption of shares	34,900
Accrued interest	$ 826,566
Number of shares issued	45,000			500			3,620	2,150	5,200
Principal amount	$ 2,617,690
Legal fees	$ 45,740	$ 45,740
Debt instrument, interest rate	10.00%
Cash				$ 50,000	$ 362,000	$ 215,000	$ 362,000	$ 215,000	$ 520,000
Description of security purchase agreement	As an inducement for the Investor entering into the SPA, the Company agreed that Investor will have the right, exercisable in its sole discretion, to purchase the remaining 10,100 of authorized shares of Series E Preferred Stock at a purchase price of $100 per share at any time until April 2, 2031.
Preferred Stock Series E [Member] | Securities Purchase Agreements [Member]
Remaining purchase authorized shares									10,100
Purchase price									$ 100